Cost of Sale - Summary of Cost of Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries and wages	$ (397.4)	$ (397.8)	$ (352.5)
Consumable stores	(397.4)	(319.6)	(267.4)
Utilities	(141.5)	(134.1)	(121.3)
Mine contractors	(658.0)	(628.2)	(575.3)
Other	(337.2)	(304.8)	(238.1)
Cost of sales before gold inventory change and amortisation and depreciation	(1,931.5)	(1,784.5)	(1,554.6)
Gold inventory change	168.1	122.8	65.5
Cost of sales before amortisation and depreciation	(1,763.4)	(1,661.7)	(1,489.1)
Amortisation and depreciation	(844.3)	(713.2)	(661.3)
Total cost of sales	$ (2,607.7)	$ (2,374.9)	$ (2,150.4)